                     [KIRKPATRICK & LOCKHART LLP LETTERHEAD]





October 22, 2004

Vincent J. Di Stefano, Esq.
Senior Counsel
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC  20949

Re:      Eaton Vance Enhanced Equity Income Fund

         File Nos. 333-118180 and 811-21614

Dear Mr. Di Stefano:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Eaton Vance Enhanced Equity Income Fund (the "Fund") is Pre-Effective Amendment No. 2 to the Fund's registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share ("Pre-Effective Amendment No. 2"). In connection with this Pre-Effective Amendment No. 2, the Fund is registering 45,000,000 shares of beneficial interest, par value $.01 per share ("Shares"), under the Securities Act of 1933, as amended, pursuant to a registration statement on Form N-2 (File No. 333-118180), as amended ("Registration Statement"), in the amounts set forth under "Amount Being Registered" on the facing page of the Registration Statement.

      Thank you for your letter transmitting your comments concerning the Registration Statement on Form N-2 for the Fund filed with the Securities and Exchange Commission ("SEC") on August 12, 2004. For your convenience of reference, we have restated each of your comments below followed by the Fund's response. As we discussed, and as indicated below, a number of these comments have been addressed in Pre-Effective Amendment No. 1 to the Fund's Registration Statement filed with the Commission on September 24, 2004 ("Pre-Effective Amendment No. 1"). The remaining responses are addressed in this Pre-Effective Amendment No. 2.

      Included with this Pre-Effective Amendment No. 2, both the underwriters and the Fund formally request acceleration of effectiveness of the Registration Statement to 2:00 p.m. on Monday October 25, 2004.

PROSPECTUS

GENERAL

         COMMENT 1: We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any further pre-effective amendments.

         RESPONSE: The Fund understands this comment. All proposed responses to your comments are provided herein and detailed in the enclosed marked portions of the Registration Statement.

         COMMENT 2: Please inform the staff of the information the Fund proposes to omit from the final pre-effective amendment pursuant to Rule 430A under the Securities Act.

         RESPONSE: The Fund intends only to omit certain pricing information from Pre-Effective Amendment No. 2. This would include the total number of shares sold, the total proceeds of the offering, the total sales loads paid and the allocation of shares sold among the several underwriters. This information will be omitted, as it will not be known at the time of filing. Per standard underwriting procedures, definitive "sizing" of the offering will take place within a day or two of the date the Registration Statement is declared effective. The Fund intends to file pursuant to Rule 497(h) a definitive prospectus and SAI containing any omitted information in compliance with the requirements of Rule 430A.

COVER

         COMMENT 3: Please confirm that the disclosure of the Fund's lack of trading history and attendant risks will appear on the outside front cover page and will be prominent. See Item 1.1 .i of Form N-2.

         RESPONSE: The subject disclosure appeared in a prominent place on the outside cover page in Pre-Effective Amendment No. 1 and will remain in such place in Pre-Effective Amendment No. 2

         COMMENT 4: Please confirm that Eaton Vance will not recoup offering and organization cost reimbursements from the Fund.

         RESPONSE: Eaton Vance confirms that it will not recoup offering and organization cost reimbursements from the Fund.

         COMMENT 5: Please define the term "total managed assets."

         RESPONSE: In Pre-Effective Amendment No. 1, the Fund replaced the term "total managed assets" with the term "total assets" in all instances. The Fund believes while the term "total managed assets" may be useful for a closed-end fund that, unlike the Fund, is using or intends to use leverage to ensure a requisite level of investment, the Fund has no current intention to use leverage and thus, the term may be confusing and has been replaced with the more standard "total assets" reference.

INVESTMENT OBJECTIVES AND POLICIES

         COMMENT 6: The disclosure indicates the Fund will seek to invest primarily in companies with above-average growth. Accordingly, please clarify that the Fund will pursue a growth style of investing, and disclose the risks of this strategy where appropriate.

         RESPONSE: In Pre-Effective Amendment No. 1, the Fund added the following disclosure to the Summary and body sections of the prospectus that discusses the risks associated with investing in growth companies. The Fund believes the added disclosure responds to the staff's comment.

         "RISKS OF GROWTH STOCK INVESTING. THE FUND EXPECTS TO INVEST SUBSTANTIALLY IN STOCKS WITH "GROWTH" CHARACTERISTICS. GROWTH STOCKS CAN REACT DIFFERENTLY TO ISSUER, POLITICAL, MARKET, AND ECONOMIC DEVELOPMENTS THAN THE MARKET AS A WHOLE AND OTHER TYPES OF STOCKS. GROWTH STOCKS TEND TO BE MORE EXPENSIVE RELATIVE TO THEIR EARNINGS OR ASSETS COMPARED TO OTHER TYPES OF STOCKS. AS A RESULT, GROWTH STOCKS TEND TO BE SENSITIVE TO CHANGES IN THEIR EARNINGS AND MORE VOLATILE THAN OTHER TYPES OF STOCKS."

         COMMENT 7: The disclosure indicates the Fund will invest in common stocks and "other equities." Please list here all types of "other equities" in which the Fund will invest and the approximate percentage of Fund assets to be invested in each type. Disclose where appropriate the principal risks of investing in each type of "other equity." Please advise us supplementally whether the Fund will sell covered call options on the "other equities."

         RESPONSE: The Fund removed the phrase "and other equities" in Pre-Effective Amendment No. 1. In all instances, the disclosure now reads:
"UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 80% OF ITS TOTAL ASSETS IN COMMON STOCKS." These changes confirm that the Fund's 80% policy includes only common stocks.

         COMMENT 8: Please disclose the median market capitalization of the companies included in the Standard and Poor's 500 Index.

         RESPONSE: In Pre-Effective Amendment No. 1, the Fund added the following disclosure to page 1 of the "Prospectus summary" section: "AS OF AUGUST 31, 2004, THE MEDIAN CAPITALIZATION OF COMPANIES IN THE S&P 500 WAS APPROXIMATELY $9.3 BILLION." This disclosure is also set forth in the body of the prospectus under "Investment objectives, policies and risks -- Primary Investment Policies -- General Composition of the Fund."

         COMMENT 9: Please explain in greater detail what will constitute the "normal market conditions" in which the Fund will sell covered call options on a substantial portion of its portfolio securities. Please disclose when the Fund will not sell covered call options. Also, please disclose that when market conditions are not "normal," the Fund may not achieve its investment objective.

         RESPONSE: The phrase "under normal market conditions" is widely used by investment companies in stating investment policies and restrictions to signify that such policies or restrictions apply in all ordinary circumstances but preserves the possibility of a deviation from the policy if some truly extraordinary event materializes. There are a number of SEC rules as well as staff guidance that expressly acknowledge this conceptual exception to investment parameters that will otherwise apply at all times.

         In using this phrase in the manner cited by the staff comment, the Fund is not intending to convey a meaning of "normal market circumstances" different from those normally intended to be covered by this terminology (i.e., some truly extraordinary and unforeseeable development). Like other funds formulating policies with such an exception, the Fund intends to pursue this policy in all regularly occurring and/or foreseeable market circumstances. To clarify this intent, in Pre-Effective Amendment No. 1, the Fund deleted a sentence which appeared shortly after this policy statement in the initial Registration Statement that could have been read to suggest that that the Fund would not follow this policy in certain circumstances that might be considered normal under conventional uses of such formulation.

         Although Eaton Vance believes that the Fund's investment strategy likely will produce more favorable results relative to a strategy of long-only investment in common stocks in certain circumstances and not others, Eaton Vance nevertheless believes that it will be possible to successfully pursue the Fund's objectives in all market circumstances. The Fund's situation in this regard is not distinguishable from that involving any other type of investment strategy. In nearly all cases, certain investment strategies would be expected to perform better or worse on a relative or absolute basis in certain types of circumstances but the subject funds' objectives and the key policies underlying them will be pursued in all regularly occurring or foreseeable circumstances.

         COMMENT 10: The disclosure indicates the Fund may leverage through borrowing, yet the fee table contains no information regarding the costs of any such borrowing. Please advise us supplementally whether the Fund will use debt for leverage. In the event the Fund intends to leverage, include the expenses associated with interest or dividend payments on the borrowed funds in the fee table. Also, disclose the maximum percentage of total assets the Fund will borrow through debt or preferred offerings.

         RESPONSE: As indicated in several places in the prospectus, the Fund has no current intention to use leverage. Accordingly, such information is not required to be included in the table.

         COMMENT 11: Should the Fund leverage, would preferred or debt holders' claims on the Fund's income supersede common shareholders'? If so, please disclose. Please disclose where appropriate the advantages, if any, to common shareholders from leveraging. Alternatively, if there are no such advantages, please disclose this fact.

         RESPONSE: As stated in response to Comment 10 above, the Fund has no current intention to use leverage. Nevertheless, under the heading "Description of capital structure - Preferred Shares, the beginning of the third paragraph includes the following description of the liquidation preference that any future issuance of preferred shares not currently contemplated would have over common shares: "IN THE EVENT OF ANY VOLUNTARY OR INVOLUNTARY LIQUIDATION, DISSOLUTION OR WINDING UP OF THE FUND, THE TERMS OF ANY PREFERRED SHARES MAY ENTITLE THE HOLDERS OF PREFERRED SHARES TO RECEIVE A PREFERENTIAL LIQUIDATING DISTRIBUTION (EXPECTED TO BE EQUAL TO THE ORIGINAL PURCHASE PRICE PER SHARE PLUS REDEMPTION PREMIUM, IF ANY, TOGETHER WITH ACCRUED AND UNPAID DIVIDENDS, WHETHER OR NOT EARNED OR DECLARED AND ON A CUMULATIVE BASIS) BEFORE ANY DISTRIBUTION OF ASSETS IS MADE TO HOLDERS OF COMMON SHARES."

         COMMENT 12: Please disclose any limitations on the extent to which the Fund may invest in junk securities.

         RESPONSE: Since the Fund may not invest in bonds, the Fund believes this comment is directed only to the Fund's potential investments in preferred stocks. In this regard, the Fund directs the staff's attention to the following disclosure located in the body of the prospectus under the section "Investment objectives, policies and risks -- Additional Investment Practices -- Preferred stocks." The underlined text was added in Pre-Effective Amendment No. 1 and the Fund believes the current disclosure adequately addresses the staff's comment:

                  "THE FUND WILL ONLY INVEST IN PREFERRED STOCKS THAT ARE RATED INVESTMENT GRADE AT THE TIME OF INVESTMENT OR, IF UNRATED, DETERMINED BY THE ADVISER TO BE OF COMPARABLE QUALITY. STANDARD & POOR'S RATINGS GROUP AND FITCH RATINGS CONSIDER SECURITIES RATED BBB- AND ABOVE TO BE INVESTMENT GRADE AND MOODY'S INVESTORS SERVICE, INC. CONSIDERS SECURITIES RATED BAA3 AND ABOVE TO BE INVESTMENT GRADE."

INVESTMENT STRATEGY

         COMMENT 13: Please quantify the difference between "strongly rising" and "moderately rising" equity markets.

         RESPONSE: The Fund has added the following disclosure under "Investment Objectives and Policies" in this Pre-Effective Amendment No. 2:

                "FOR THESE PURPOSES, THE ADVISER CONSIDERS MORE STRONGLY RISING EQUITY MARKET CONDITIONS TO EXIST WHENEVER THE CURRENT ANNUAL RATE OF RETURN FOR U.S. STOCKS MATERIALLY EXCEEDS THE LONG-TERM HISTORICAL AVERAGE OF STOCK MARKET RETURNS. THE ADVISER CONSIDERS MODERATELY RISING EQUITY MARKET CONDITIONS TO EXIST WHENEVER CURRENT ANNUAL RETURNS ON U.S. COMMON STOCKS ARE POSITIVE, BUT NOT MATERIALLY HIGHER THAN THE LONG-TERM HISTORICAL AVERAGE OF STOCK MARKET RETURNS."

DISTRIBUTIONS

         COMMENT 14: Please disclose in this section the nature of the Fund's obligations under Section 19(a) of the Investment Company Act and Rule 19a-1 thereunder. Please disclose that the Fund will disclose to shareholders the sources of each distribution, e.g., dividend income, return of capital, capital gain from sale of stock. Also, please disclose here the tax consequences of receiving distributions from each of the various possible sources.

         RESPONSE: In response to the staff's comment, the Fund added in Pre-Effective Amendment No. 1 the following disclosure found on page 4 of the prospectus as the fourth sentence of the second paragraph under the section "Prospectus summary -- Distributions:" "OVER TIME, ALL OF THE FUND'S INVESTMENT COMPANY TAXABLE INCOME WILL BE DISTRIBUTED." In addition, the following statements summarizing Rule 19a-1 requirements was added in Pre-Effective Amendment No. 1 as the last sentence of the same PARAGRAPH: "UNDER THE 1940 ACT, FOR ANY DISTRIBUTION THAT INCLUDES AMOUNTS FROM SOURCES OTHER THAN NET INCOME, THE FUND IS REQUIRED TO PROVIDE COMMON SHAREHOLDERS A WRITTEN STATEMENT REGARDING THE COMPONENTS OF SUCH DISTRIBUTION." Conforming changes were also made to the ""Distributions" section in the body of the prospectus. The Fund believes that the distributions discussion as so revised fully responds to the staff's comment.

SECTOR RISK

         COMMENT 15: Please explain the difference between "industry" and "sector."

         RESPONSE: The Fund added the following disclosure in Pre-Effective Amendment No. 1 (underlined language is new) to clarify the Fund's use of the term "sector" and believes the current disclosure fully responds to the staff's comments: "THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF ISSUERS IN ANY SINGLE INDUSTRY OR SECTOR OF THE ECONOMY (A BROAD BASED ECONOMIC SEGMENT THAT MAY INCLUDE MANY DISTINCT INDUSTRIES) IF COMPANIES IN THAT INDUSTRY OR SECTOR MEET THE FUND'S INVESTMENT CRITERIA."

         DERIVATIVES RISK

         COMMENT 16: Please disclose here or in the Objectives and Policies section the percentage of Fund assets to be invested in derivatives.

         RESPONSE: The initial Registration Statement contained the following statement in the Summary in first sentence of the second to last paragraph under the heading "Investment Strategy."

                "IN ADDITION TO THE INTENDED STRATEGY OF WRITING COVERED CALL OPTIONS, FUND MAY INVEST UP TO 20% OF ITS TOTAL ASSETS IN OTHER DERIVATIVE INVESTMENTS ACQUIRED FOR HEDGING, RISK MANAGEMENT AND INVESTMENT PURPOSES (TO GAIN EXPOSURE TO SECURITIES, SECURITIES MARKETS, MARKET INDICES AND/OR CURRENCIES CONSISTENT WITH ITS INVESTMENT OBJECTIVES AND POLICIES), PROVIDED THAT NO MORE THAN 10% OF THE FUND'S TOTAL ASSETS MAY BE INVESTED IN SUCH DERIVATIVE INSTRUMENTS ACQUIRED FOR NON-HEDGING PURPOSES."

         In addition, the following statement was added in Pre-Effective Amendment No 1 as the first sentence under "Derivatives risk" in both the summary and body of the prospectus:

                  "IN ADDITION TO WRITING COVERED CALL OPTIONS, THE RISKS OF WHICH ARE DESCRIBED ABOVE, THE FUND MAY INVEST UP TO 20% OF ITS TOTAL ASSETS IN OTHER DERIVATIVE INVESTMENTS ACQUIRED FOR HEDGING, RISK MANAGEMENT AND INVESTMENT PURPOSES."

SUMMARY OF FUND EXPENSES

         COMMENT 17: If the Fund plans to issue preferred shares, please include the costs of that offering in the appropriate line item of the fee table.

         RESPONSE: As discussed in response to Comments 10 and 11, the Fund has no current intention to issue preferred shares or to otherwise utilize leverage. Accordingly, no change is needed to the fee table.

         COMMENT 18: Please change the fee table line item from "Investment Advisory Fee" to "Management Fees."

         RESPONSE: In Pre-Effective Amendment No. 1, the Fund changed the line item in the Fee Table from "Investment Advisory Fee" to "Management Fees."

EXAMPLE

         COMMENT 19: Please delete "net" from the term "total net annual expenses."

         RESPONSE: In Pre-Effective Amendment No. 1, the Fund deleted the word "net" from line item entitled "total net annual expenses."

         COMMENT 20: Please advise us supplementally why expenses will increase in years 9 and 10.

         RESPONSE: Expenses are not expected to increase in years 9 and 10. This reference was deleted in Pre-Effective Amendment No. 1.

         COMMENT 21: Text in footnote 1 to the Example references "note 2 below," yet there is no note 2. Please correct this inconsistency.

         RESPONSE: This erroneous reference was deleted in Pre-Effective Amendment No. 1.

USE OF PROCEEDS

         COMMENT 22: Please remove the term "under normal market conditions" from the disclosure. Alternatively, clarify the meaning of "under normal market conditions. "

         RESPONSE: We believe that the inclusion of this language is consistent with Guide 1 to Form N-2. Guide 1 clearly contemplates that investment of proceeds in short term debt instruments for a longer period "in accordance with a temporary defensive policy" is not inconsistent with the position expressed in Guide 1 that a fund normally should be invested in accordance with its policy within 3 months or explain specifically why it will not be (for a period up to 6 months). The "under normal market conditions" caveat is included entirely to reserve the possibility of temporary defensive investing for some longer period if extraordinary market circumstances were to warrant this. Identical or similar language is frequently used without objection by the staff to qualify a variety of generally applicable investment policies that a fund might deviate from to protect shareholders in extraordinary circumstances. In this regard, we note that all of the recent Eaton Vance closed-end funds have included this same language in this section of their prospectuses, and that most recently we received a substantially identical comment from the staff on the Eaton Vance Tax-Advantaged Dividend Income Fund, in which the staff permitted the subject disclosure to remain as is on the grounds articulated above.

CALL OPTIONS AND COVERED CALL WRITING

         COMMENT 23: Please disclose the circumstances under which the Fund will and will not repurchase options prior to their expiration date and explain why the Fund may or may not repurchase options.

         RESPONSE: In response to the staff's comment, the following explanation was inserted as new fifth paragraph under "Investment objectives, policies and risks - Primary Investment Policies - Investment strategy:"

                   "THE FUND EXPECTS INITIALLY TO WRITE PRIMARILY EXCHANGE-LISTED CALL OPTIONS ON INDIVIDUAL STOCKS HELD IN THE FUND'S PORTFOLIO (RATHER THAN S&P 500, S&) MIDCAP 400 OR OTHER INDEX OPTIONS), PRIMARILY WITH SHORTER MATURITIES (TYPICALLY TWO TO SIX MONTHS UNTIL EXPIRATION) AND PRIMARILY AT EXERCISE PRICES APPROXIMATELY EQUAL TO OR SLIGHTLY ABOVE THE CURRENT STOCK PRICE WHEN WRITTEN. WHEN AN OPTION-WRITING PROGRAM IS ESTABLISHED FOR A PARTICULAR STOCK, OPTIONS WILL TYPICALLY BE WRITTEN ON A PORTION OF THE TOTAL STOCK POSITION, WHICH MAY ALLOW FOR UPSIDE POTENTIAL. IF THE STOCK PRICE INCREASES, THE FUND WILL NORMALLY LOOK TO BUY BACK THE CALL OPTIONS WRITTEN AND TO SELL NEW CALL OPTIONS AT HIGHER EXERCISE PRICES ON A GREATER NUMBER OF SHARES. IF THE STOCK PRICE DECLINES, THE FUND WILL NORMALLY SEEK TO BUY BACK THE CALL OPTIONS WRITTEN AND TO SELL NEW CALL OPTIONS AT LOWER EXERCISE PRICES ON FEWER SHARES. THE FUND WILL SEEK TO EXECUTE OPTION ROLLS (AS DESCRIBED ABOVE) SUCH THAT THE PREMIUM RECEIVED FROM WRITING NEW OPTIONS GENERALLY EXCEEDS THE AMOUNTS PAID TO CLOSE THE POSITIONS BEING REPLACED."

         COMMENT 24: Please quantify the transactional costs of the Fund's option trading activity.

         RESPONSE: The Fund is unaware of any requirement of Form N-2 or any staff guidance that portfolio transaction costs be prospectively quantified and disclosed. Moreover, the Fund believes that it would not be possible to do this with any degree of accuracy since costs vary by transaction and the number of particular types of transactions that the Fund will engage in cannot be accurately predicted in advance. The Fund is unaware of any other investment company prospectus where trading costs for any type of transaction have been prospectively quantified in the manner requested. However, in response to the staff's concern regarding transaction costs involved in options activity, the statement set forth was added in Post-Effective Amendment No. 1 as a new final paragraph to the "Investment objectives, policies and risks -- Primary Investment Policies -- Options-generally." The Fund believes that this new disclosure fully addresses the substance of the concern underlying the staff's comment:

                  THE TRANSACTION COSTS OF BUYING AND SELLING OPTIONS CONSIST PRIMARILY OF COMMISSIONS (WHICH ARE IMPOSED IN OPENING, CLOSING, EXERCISE AND ASSIGNMENT TRANSACTIONS), BUT MAY ALSO INCLUDE MARGIN AND INTEREST COSTS IN PARTICULAR TRANSACTIONS. THE IMPACT OF TRANSACTION COSTS ON THE PROFITABILITY OF A TRANSACTION MAY OFTEN BE GREATER FOR OPTIONS TRANSACTIONS THAN FOR TRANSACTIONS IN THE UNDERLYING SECURITIES BECAUSE THESE COSTS ARE OFTEN GREATER IN RELATION TO OPTIONS PREMIUMS THAN IN RELATION TO THE PRICES OF UNDERLYING SECURITIES. TRANSACTION COSTS MAY BE ESPECIALLY SIGNIFICANT IN OPTION STRATEGIES CALLING FOR MULTIPLE PURCHASES AND SALES OF OPTIONS, SUCH AS SPREADS OR STRADDLES. TRANSACTION COSTS MAY BE DIFFERENT FOR TRANSACTIONS EFFECTED IN FOREIGN MARKETS THAN FOR TRANSACTIONS EFFECTED IN U.S. MARKETS.

Additionally, in this Pre-Effective Amendment No. 2, the Fund has add the following disclosure under "Investment Strategy" in the Prospectus:

                TRANSACTION COSTS ASSOCIATED WITH THE FUND'S OPTIONS STRATEGY WILL VARY DEPENDING ON MARKET CIRCUMSTANCES AND OTHER FACTORS. ALTHOUGH IT IS NOT POSSIBLE TO ACCURATELY PREDICT SUCH COSTS BECAUSE OF THIS VARIABILITY, THE ADVISER ESTIMATES THAT SUCH COSTS ON AN ANNUALIZED BASIS MAY RANGE FROM BETWEEN 0.20% AND 0.30% ASSUMING THE SAME OFFERING SIZE ASSUMED FOR PURPOSES OF PRESENTING THE INFORMATION SET FORTH UNDER "SUMMARY OF FUND EXPENSES." THERE CAN BE NO CERTAINTY THAT UPON CHANGING MARKET CONDITIONS SUCH COSTS WILL FALL WITHIN THIS RANGE.

         COMMENT 25: Please advise us supplementally whether the "conceptual example" of a covered call transaction contained in the disclosure is an accurate representation of an actual transaction. Please provide us supplementally with a similar example for each type of market condition mentioned in the "Investment Strategy" section. Also, please explain how premiums on options vary with market conditions.

         RESPONSE: The sentence immediately preceding the example clearly states as follows that the example provided is not based on an actual transaction: "THE EXAMPLE IS NOT MEANT TO REPRESENT THE PERFORMANCE OF ANY ACTUAL COMMON STOCK OPTION CONTRACT OR THE FUND ITSELF." Although not based upon an actual transaction, Eaton Vance confirms that the example accurately represents the consequences of what would happen in these scenarios assuming the values and price movements used in the example.

         In response to the staff's comment, the Fund revised the example in Pre-Effective Amendment No. 1 to clarify how such a transaction might work in four different market scenarios. The revised disclosure is as set forth below:

                  THE RETURN OVER THE PERIOD UNTIL OPTION EXPIRATION EARNED BY A HOLDER OF ABC STOCK WHO WRITES ABC JANUARY 40 CALL OPTIONS AND MAINTAINS THE POSITION UNTIL EXPIRATION WILL BE AS FOLLOWS:
                  (1) IF THE STOCK PRICE DECLINES 5%, THE OPTION WILL EXPIRE WORTHLESS AND THE HOLDER WILL HAVE A NET RETURN OF ZERO (OPTION PREMIUM OFFSETS LOSS IN STOCK); (2) IF THE STOCK PRICE IS FLAT, THE OPTION WILL AGAIN EXPIRE WORTHLESS AND THE HOLDER WILL HAVE A NET RETURN OF 5% (OPTION PREMIUM PLUS NO GAIN OR LOSS ON STOCK); (3) IF THE STOCK PRICE RISES 10% (TO THE $40 STRIKE PRICE), THE OPTION WILL AGAIN EXPIRE WITH NO VALUE AND THE HOLDER WILL HAVE A NET RETURN OF 15% (OPTION PREMIUM PLUS 10% STOCK RETURN); AND (4) IF THE STOCK RISES 20%, THE EXERCISE OF THE OPTION WOULD LIMIT STOCK GAIN TO 10% AND TOTAL NET RETURN TO 15%. IF THE STOCK PRICE AT EXERCISE EXCEEDS THE STRIKE PRICE, RETURNS FROM THE POSITION ARE CAPPED AT 15%.

                  AS DEMONSTRATED IN THE EXAMPLE, WRITING COVERED CALL OPTIONS ON COMMON STOCKS LOWERS THE VARIABILITY OF POTENTIAL RETURNS AND CAN ENHANCE RETURNS IN THREE OF FOUR STOCK PRICE PERFORMANCE SCENARIOS (DOWN, FLAT OR MODERATELY UP). ONLY WHEN THE STOCK PRICE AT EXPIRATION EXCEEDS THE SUM OF THE PREMIUM RECEIVED AND THE OPTION EXERCISE PRICE WOULD THE STOCK-PLUS-COVERED CALL STRATEGY BE EXPECTED TO PROVIDE LOWER RETURNS THAN THE UNDERLYING STOCK. THE AMOUNT OF DOWNSIDE PROTECTION AFFORDED BY THE STRATEGY IN DECLINING STOCK MARKET SCENARIOS IS LIMITED, HOWEVER, TO THE AMOUNT OF THE OPTION PREMIUM RECEIVED. IF THE STOCK PRICE DECLINES IN AN AMOUNT GREATER THAN THE OPTION PREMIUM, THE FUND WILL INCUR A NET LOSS.

TEMPORARY INVESTMENTS

         COMMENT 26: Please clarify that, under unusual market circumstances, the Fund may invest temporarily in cash or cash equivalents, which is inconsistent with the Fund's investment objective. Also, will there be any expenses or additional risks involved in terminating options on the

Fund's portfolio stocks when the Fund temporarily invests in cash? If so, please disclose such expenses and risks in this section.

         RESPONSE: The following disclosure was added to Pre-Effective Amendment No. 1 and the Fund believes this fully responds to the staff's comments: "DURING UNUSUAL MARKET CIRCUMSTANCES, THE FUND MAY TEMPORALLY INVEST A SUBSTANTIAL PORTION OF ITS ASSETS IN CASH OR CASH EQUIVALENTS, WHICH MAY BE INCONSISTENT WITH THE FUND'S INVESTMENT OBJECTIVES."

         In addition, the Fund intends to add the following statement immediately after the foregoing disclosure in Pre-Effective Amendment No. 2: "IN MOVING TO A SUBSTANTIAL TEMPORARY INVESTMENTS POSITION AND IN TRANSITIONING FROM SUCH A POSITION BACK INTO FULL CONFORMITY WITH THE FUND'S NORMAL INVESTMENT OBJECTIVES AND POLICIES, THE FUND MAY INCUR TRANSACTION COSTS THAT WOULD NOT BE INCURRED IF THE FUND HAD REMAINED FULLY INVESTED IN ACCORDANCE WITH SUCH NORMAL POLICIES. THE TRANSITION TO AND BACK FROM A SUBSTANTIAL TEMPORARY INVESTMENTS POSITION MAY ALSO RESULT IN THE FUND HAVING TO SELL COMMON STOCKS AND/OR CLOSE OUT OPTIONS POSITIONS AND THEN LATTER PURCHASE COMMON STOCKS AND OPEN NEW OPTIONS POSITIONS IN CIRCUMSTANCES THAT MIGHT NOT OTHERWISE BE OPTIMAL."

ILLIQUID SECURITIES

         COMMENT 27: Please disclose the likely percentage range of the Fund's investments in illiquid securities.

         RESPONSE: The Fund directs the staff's attention to page 20 of the prospectus under "Illiquid securities," the first sentences reads as follows:
"THE FUND MAY INVEST UP TO 15% OF ITS TOTAL ASSETS IN SECURITIES FOR WHICH THERE IS NO READILY AVAILABLE TRADING MARKET OR ARE OTHERWISE ILLIQUID." The Fund believes that this statement adequately addresses the staff's comment. The Fund does not believe it is in a position to accurately predict what more precise amount may be invested in illiquid securities at any particular point in time and is not aware of any requirement under Form N-2 or applicable staff guidance to provide such a precise estimate in addition to a maximum limit on such investments.

         COMMENT 28: The disclosure indicates the Board believes the Fund's closed-end structure is "desirable," yet Fund may invest up to 15% in illiquid securities and does not intend to leverage. Supplementally advise us why the Fund, which will seemingly invest almost all of its assets in liquid securities, options on the liquid securities, and derivatives, is a closed-end fund, rather than a less expensive open-end fund. How will investors in the Fund benefit from the closed-end structure if the Fund will not invest a significant amount in illiquid securities and has no intention to leverage?

         RESPONSE: The primary reason why investors will benefit from a closed-end structure relates to the nature of the Fund's investment strategy. Eaton Vance believes that unpredictable significant cash flows resulting from ongoing purchases and redemptions that often characterize open-end funds would make effectively implementing the Fund's option writing strategy more difficult. Although a covered call options strategy could be implemented in an open-end format, it can more effectively be implemented with a stable and certain asset base on which to predicate call writing activity.

         SECURITIES LENDING

         COMMENT 29: Please clarify that the Fund may not lend securities on which it has sold options.

         RESPONSE: In response to the staff's comment, in Pre-Effective Amendment No. 1 the Fund added the following as the last sentence under "Securities lending:" "THE FUND WILL NOT LEND PORTFOLIO SECURITIES SUBJECT TO A WRITTEN CALL CONTRACT."

PORTFOLIO TURNOVER

         COMMENT 30: The disclosure in this section indicates the Fund's portfolio turnover rate will be less than 100% in "normal" market conditions. Please clarify the meaning of "normal" in this context. Also, please disclose the conditions under which the Fund's anticipated rate of portfolio turnover may exceed 100%.

         RESPONSE: In response to the staff's comment, in Pre-Effective Amendment No. 1 the Fund revised the portion of "Portfolio turnover" section relating to the Fund's expected turnover rate (beginning with the fourth sentence in this section) as follows and believes that the revised disclosure fully responds to the staff's comment:

                  Although the Fund cannot accurately predict its portfolio turnover rate, under normal market conditions it expects to maintain relatively low core turnover of its stock portfolio, not considering purchases and sales of stock and options in connection with the Fund's options program. On an overall basis, the Fund's annual turnover rate may exceed 100%. A high turnover rate (100% or more) necessarily involves greater trading costs to the Fund and may result in greater realization of capital gains.

THE ADVISER

         COMMENT 31: Disclosure in the second paragraph of this section indicates the Fund has agreed to pay the Adviser a percentage of average daily gross assets of the Fund. Please advise us supplementally how "gross assets" differs from "total managed assets." Also, since the fee table requires advisory fees to be shown as a percentage of net assets, please advise us supplementally why the term "gross assets" is used in this disclosure.

         RESPONSE: As stated in response to Comment 5 above, in Pre-Effective Amendment No. 1, the Fund eliminated all references to the term "total managed assets." The Fund confirms that the fee table properly reflects the amount of the Advisory Fee as a percentage of net assets. So long, as is currently expected, the Fund does not utilize investment leverage, the "gross assets" of the Fund as described in detail in this section will be the same as the net assets of the Fund as reflected in the fee table and as generally defined and understood. Gross Assets would only differ from net assets if investment leverage is utilized and the obligations relating to this leverage would constitute liabilities of the Fund normally includable in the calculation of net assets. As clearly described in this section, "gross assets" excludes the subtraction of such liabilities thereby clarifying that the Fund is taking a fee on an asset based that includes assets obtained through leverage. This is standard practice with closed-end fund's utilizing investment leverage. The fee table requirement for funds utilizing leverage of showing the effective fee rate borne by common shareholders is clearly predicated on an understanding by the SEC and the staff of this practice. Although the Fund has no current intention to leverage, it believes it is appropriate to maintain this same contractual provision in the event of possible future leverage not currently contemplated. We note that this section directly addresses the fee gross-up effect to common shareholders that would occur in such event in the final sentence of this paragraph stating the following: "DURING ANY FUTURE PERIODS IN WHICH THE FUND IS USING LEVERAGE, THE FEES PAID TO EATON VANCE FOR INVESTMENT ADVISORY SERVICES WILL BE HIGHER THAN IF THE FUND DID NOT USE LEVERAGE BECAUSE THE FEES PAID WILL BE CALCULATED ON THE BASIS OF THE FUND'S GROSS ASSETS, INCLUDING PROCEEDS FROM ANY BORROWINGS AND FROM THE ISSUANCE OF PREFERRED SHARES."

         In addition to repeating this identical sentence, the "Financial leverage" section in the risks sections in both the summary and the body of the prospectus ends with the following statement: "IN THIS REGARD, HOLDERS OF PREFERRED SHARES DO NOT BEAR THE INVESTMENT ADVISORY FEE. RATHER, COMMON SHAREHOLDERS BEAR THE PORTION OF THE INVESTMENT ADVISORY FEE ATTRIBUTABLE TO THE ASSETS PURCHASED WITH THE PROCEEDS OF THE PREFERRED SHARES OFFERING.

         COMMENT 32: Please disclose whether the Administration Agreement between Eaton Vance and the Fund provides for payment of compensation to Eaton Vance by the Fund.

         RESPONSE: The Administration Agreement does not provide for compensation to be paid to Eaton Vance for the provision of services under the agreement. The Fund directs the staff's attention to the first sentence under "The Administrator" in the "Management of the Fund" section which states the following: "EATON VANCE SERVES AS ADMINISTRATOR OF THE FUND, BUT CURRENTLY RECEIVES NO COMPENSATION FOR PROVIDING ADMINISTRATIVE SERVICES TO THE FUND."

UNDERWRITING

         COMMENT 33: Should the Fund use leverage, what would be the total of all payments to Underwriters of the Fund, in terms of percentage of Fund assets?

         RESPONSE: As stated previously, the Fund has no current intention to use leverage. Since the Fund does not expect to leverage at all it is not possible to project percentage amounts that would be paid to underwriters if leverage were utilized. However, the Fund confirms that should the Fund at some undetermined point in the future decide to use leverage, any such payments made to Underwriters would fully comply with NASD rules and limitations.

         COMMENT 34: Did the Fund's Board consider the fee arrangement between the Adviser and qualifying underwriters when approving the Advisory Agreement? Please indicate what services are provided pursuant to the agreement. Clarify whether the services are for distribution and therefore subject to the NASD sales load cap. Please file the agreement as an exhibit to the registration statement.

         RESPONSE: The Fund confirms that its Board did consider the fee arrangement between Eaton Vance Management, as the adviser, and the qualifying underwriters in approving the Advisory Agreement.

      As described in detail in the final two paragraphs of the "Underwriting" section of the prospectus the Additional Compensation Agreement provides that underwriters that meet certain sales targets will receive additional payments from Eaton Vance for achieving these targets. As such, this arrangement is distribution related. Qualifying underwriters do not provide any non-distribution related services under the terms of the Additional Compensation Agreement. This disclosure when finalized will contain statements of the total percentages and limits on such compensation. It is not possible to fully calculate and include this information in advance of pricing since the number and names of qualifying underwriters will not be known until that time. The Fund confirms, consistent with the above cited disclosures, that the compensation provided pursuant to the Additional Compensation Agreement (and the Shareholder Services Agreement) are subject to the NASD's sales load cap and in that respect will not exceed such cap imposed.

         The Additional Compensation Agreement was filed as Exhibit (k)(5) in Pre-Effective Amendment No. 1.

         COMMENT 35: Please advise whether the NASD has reviewed and approved the terms of the underwriting agreement.

         RESPONSE: The Fund has confirmed that the NASD has reviewed the terms of the underwriting agreement and will provide final approval of such agreement prior to effectiveness of the Registration Statement.

         ORAL COMMENT 36: Please clarify the Fund's intentions in regards to the following sentence under "Investment Strategy": "If the stock price increases, the Fund will normally look to buy back the call options written and to sell new call options at higher exercise prices on a greater number of shares."

         RESPONSE: The Fund has amended the disclosure in this Pre-Effective Amendment No. 2 under "Investment Strategy" as follows:

                IF THE STOCK PRICE INCREASES, THE FUND WILL NORMALLY LOOK TO BUY BACK THE CALL OPTIONS WRITTEN AND TO SELL NEW CALL OPTIONS AT HIGHER EXERCISE PRICES (UP TO THE TARGET PRICE DETERMINED BY THE ADVISER) ON A GREATER NUMBER OF SHARES. WHEN A STOCK'S PRICE MOVES TO OR ABOVE ITS TARGET PRICE, THE ADVISER WILL EVALUATE THE STOCK AND OPTION-WRITING PROGRAM AND DETERMINE WHETHER TO RAISE ITS TARGET PRICE AND CONTINUE TO HOLD THE STOCK AND WRITE COVERED CALL OPTIONS OR, ALTERNATIVELY, WHETHER TO DELIVER THE STOCK IN SETTLEMENT OF THE OPTION POSITION OR OTHERWISE EXIT THE POSITION BY BUYING BACK THE OPTIONS WRITTEN AND SELLING THE STOCK.

STATEMENT OF ADDITIONAL INFORMATION

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

         COMMENT 36: This disclosure does not contain a reasonably detailed discussion of the material factors that formed the basis for the board of directors approving the investment advisory contract. Please include this information in the disclosure. See Instruction to Item 18.13 of Form N-2.

         RESPONSE: The disclosure in Pre-Effective Amendment No. 1 is substantially identical to the disclosure regarding this issue in the recent offering of Eaton Vance Tax-Advantaged Global Dividend Income Fund, Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund and Eaton Vance Floating-Rate Income Trust. That disclosure was significantly expanded in response to an identical staff comment for Eaton Vance Senior Floating-Rate Trust, another recent offering. The staff there indicated that it was satisfied with the revised disclosure. Accordingly, the Fund believes that this disclosure fully addresses the staff's comment and disagrees that Item 18.13 of Form N-2 requires additional disclosure.

         As agreed to in our telephone conversations, we believe that this submission fully responds to your comments. Please feel free to call me at any time at 617-261-3246. In my absence, please address any questions or concerns to Mark Goshko at 617-261-3163 or Marc Stahl at 617-261-3187.

                                                       Sincerely,

                                                       /s/Clair E. Pagnano
                                                       -------------------
                                                       Clair E. Pagnano

Enclosures

cc:      Richard Pfordte
           Securities and Exchange Commission, Division of Investment Management Fred Marius
           Eaton Vance Management
      Mark P. Goshko
           Kirkpatrick & Lockhart LLP
      Marc O. Stahl
           Kirkpatrick & Lockhart LLP
      Thomas Hale
           Skadden, Arps, Slate, Meagher & Flom LLP
      Joshua Ratner
           Skadden, Arps, Slate, Meagher & Flom LLP